INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7.INTANGIBLE ASSETS

Cost, Intangible Assets	Total
Balance September 30, 2024 and 2023	$—
Additions	76,571,030
Balance September 30, 2025	76,571,030

Accumulated Amortization and Impairment
Balance September 30, 2024 and 2023	—
Amortization (1)	(10,200,850)
Impairment losses	(27,561,055)
Balance September 30, 2025	(37,761,905)

Net book value
Balance September 30, 2024 and 2023	—
Balance September 30, 2025	$38,809,125
(1)	The intangible assets are amortized on a straight-line basis over five (5) years.

During the year ended September 30, 2025, the Company acquired certain intangible assets operating as Cogent Crypto (“Cogent”), OrangeFin Ventures LLC (“OrangeFin”) and Laine, resulting in an increase in the amount of Solana being validated by the Company.

The Company acquired 78% interest in Cogent’s SOL blockchain validator assets, and a 100% interest in Cogent’s SUI blockchain, Monad blockchain and Arch blockchain validator assets (collectively, the “Cogent Assets”), including main networks and test networks, and all accounts, information, data, infrastructure and other components required for or associated with the access, management, operation and other use or exploitation of the Cogent Assets. The entire value of the purchase of the Cogent Assets has been attributed to the SOL validators, as the concentration test has been met under IFRS 3 B7B. The intangible assets acquired included blockchain validator accounts, public and private keys, software, domain names, social media accounts and rights to operating agreements.

The Company acquired 100% of OrangeFin’s SOL blockchain and Arch blockchain validator assets (collectively, the “OrangeFin Assets”), including main networks and test networks, and all accounts, information, data, infrastructure and other components required for or associated with the access, management, operation and other use or exploitation of the OrangeFin Assets. The entire value of the purchase of the OrangeFin Assets has been attributed to the SOL validators, as the concentration test has been met under IFRS 3 B7B. The intangible assets acquired included blockchain validator accounts, public and private keys, software, domain names, social media accounts and rights to operating agreements.

The Company acquired 100% of Laine SOL blockchain, SUI blockchain, Monad blockchain and Arch blockchain validator assets (collectively, the “Laine Assets”) including main networks and test networks, and all accounts, information, data, infrastructure and other components required for or associated with the access, management, operation and other use or exploitation of the Laine Assets. The entire value of the purchase of the Laine Assets has been attributed to the SOL validators, as the concentration test has been met under IFRS 3 B7B. The intangible assets acquired included blockchain validator accounts, public and private keys, software, domain names, social media accounts and rights to operating agreements.

The purchase price and net assets of the Cogent Asset acquisition are as follows:

As of
November 24, 2024
Purchase price
Cash consideration(1)	$1,394,340
Value of 145,250 common shares issued at closing(2)	1,394,400
Value of 2,324,000 common shares issuable subsequent to closing(3)	22,310,400
Transaction costs	139,354
$25,238,494
Net assets acquired
Intangible assets	25,238,494
$25,238,494
(1)	USD$1,000,000 (CAD $1,394,340) paid in US dollar stable coins at closing.
(2)	145,250 common shares priced at $9.60 per share, issued at closing.
(3)	2,324,000 common shares issuable as follows: 387,333 common shares on May 25, 2025 (Issued), 387,333 common shares on November 25, 2025, 387,333 common shares on May 25, 2026, 387,333 common shares on November 25, 2026, 387,334 common shares on May 25, 2027, and 387,334 common shares on November 25, 2027.

The purchase price and net assets of the OrangeFin Asset acquisition are as follows:

As of
December 31, 2024
Purchase price
Cash consideration(1)	$1,079,479
Value of 62,952 common shares issued at closing(2)	1,077,749
Value of future share consideration(3)	6,606,560
Transaction costs	95,213
$8,859,001
Net assets acquired
Intangible assets	8,859,001
$8,859,001
(1)	USD$750,000 (CAD $1,079,479) paid in US dollar stable coins at closing.
(2)	62,952 common shares priced at $17.12 per share, issued at closing.
(3)	Present value of USD$5,000,000 common shares of the company, based on a 5% discount rate and the following payment dates; USD$833,333 on June 30, 2025 (Issued), USD$833,333 on December 31, 2025, USD$833,333 on June 30, 2026, USD$833,333 on December 31, 2026, USD$833,333 on June 30, 2027, and USD$833,333 on December 31, 2027. The number of common shares issuable will be determined based on the trading price per common share on the date of issuance.

The purchase price and net assets of the Laine Asset acquisition are as follows:

As of
March 31, 2025
Purchase price
Cash consideration(1)	$5,000,000
Value of 625,000 common shares issued at closing(2)	15,000,000
Value of 562,500 warrants issued at closing(3)	7,428,729
Value of 625,000 common shares issuable subsequent to closing(4)	15,000,000
Transaction costs	44,806
$42,473,535
Net assets acquired
Intangible assets	42,473,535
$42,473,535
(1)	$5,000,000 paid at closing.
(2)	625,000 common shares priced at $24.00 per share, issued at closing.
(3)	562,500 warrants issued at closing. Each is exercisable into one common share of the Company at an exercise price of $23.84 per Common Share, vesting monthly over a 36-month period, each Warrant is exercisable for a period of 3 years from vesting date. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $18.80, dividend yield 0%, expected volatility based on historical volatility of 126.1%, a risk-free interest rate of 2.55%, and an expected life of 3 years. The fair value of the warrants was estimated at $7,428,729.
(4)	625,000 common shares issued payable on the one-year anniversary of the closing.

See also note 16.

Impairment of Intangible Assets (Validator Nodes)

In accordance with IAS 36 Impairment of Assets, the Company assesses at each reporting date whether there is any indication that an intangible asset may be impaired. During the year ended September 30, 2025, indicators of impairment were identified for the validator nodes (“the assets”). These indicators included:

-	Declines in the underlying delegated Solana;
-	Increased network competition leading to downward pressure of commission rates; and
-	Uncertainty regarding long-term validator economics

As a result, the Company performed an impairment test for the affected intangible assets.

Recoverable amount and valuation methodology

The recoverable amount of the assets was determined as the value in use, calculated using discounted future cash flows from expected validator rewards and transaction fees, less attributable operating and staking costs. Management used a weighted model approach using three separate models weighted by likelihood in order to determine a value in use that is deemed most likely by management. Key assumptions used in the value-in-use calculations included:

-	Level of cashflows expected to be received from the validator nodes;
-	Level of SOL expected to be delegated to the validator nodes;
-	Price of Solana during the forecasted period; and
-	Likelihood weighting for each model

Management believes that these assumptions reflect the best estimates of economic conditions and protocol-related developments at the reporting date.

Impairment loss recognized

As a result of the impairment testing, an impairment loss of $27,561,055 was recognized in the statement income (loss) and comprehensive income (loss) within “Impairment losses on intangible assets.”

Following the impairment, the carrying amount of the validator node intangible assets was reduced to their recoverable amount of $38,809,125.

Sensitivity analysis

Management has performed a sensitivity analysis on key assumptions. A change in the key assumptions listed below would result in further impairment of the CGUs:

●	A decrease of 10% in expected cashflows would reduce the recoverable amount by $3,880,913;
●	A decrease of 10% in expected delegated SOL would reduce the recoverable amount by $4,136,401;
●	A decrease of 10% in the price of SOL would reduce the recoverable amount by $2,704,085; and
●	An increase of 10% in the weighting of the model with the lowest value would reduce the recoverable amount by $1,563,487.

Management considers these assumptions to be reasonably possible changes.

Remaining useful life

No change has been made to the estimated useful lives of validator node intangible assets during the year. The useful lives of these assets remain at 5 years.